Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets
Energy well equipment, net	$ 6.4	$ 5.6
Right-of-use assets, net	4.2	4.5
Debt issue costs	1.1	1.4
Furniture and fixtures, net	0.7	0.4
Deposits related to CRA audits		42.5
Other assets	$ 12.4	$ 54.4